Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation

Note 10

Stock-Based Compensation

Verizon Communications Long-Term Incentive Plan

The Verizon Communications Inc. Long-Term Incentive Plan (the Plan) permits the granting of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance stock units and other awards. The maximum number of shares available for awards from the Plan is 119.6 million shares.

Restricted Stock Units

The Plan provides for grants of Restricted Stock Units (RSUs) that generally vest at the end of the third year after the grant. The RSUs are classified as equity awards because the RSUs will be paid in Verizon common stock upon vesting. The RSU equity awards are measured using the grant date fair value of Verizon common stock and are not remeasured at the end of each reporting period. Dividend equivalent units are also paid to participants at the time the RSU award is paid, and in the same proportion as the RSU award.

Performance Stock Units

The Plan also provides for grants of Performance Stock Units (PSUs) that generally vest at the end of the third year after the grant. As defined by the Plan, the Human Resources Committee of the Board of Directors determines the number of PSUs a participant earns based on the extent to which the corresponding performance goals have been achieved over the three-year performance cycle. The PSUs are classified as liability awards because the PSU awards are paid in cash upon vesting. The PSU award liability is measured at its fair value at the end of each reporting period and, therefore, will fluctuate based on the price of Verizon common stock as well as performance relative to the targets. Dividend equivalent units are also paid to participants at the time that the PSU award is determined and paid, and in the same proportion as the PSU award. The granted and cancelled activity for the PSU award includes adjustments for the performance goals achieved.

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2013	18,669	39,463
Granted	4,950	7,470
Payments	(7,246)	(22,703)
Cancelled/Forfeited	(180)	(506)

Outstanding December 31, 2013	16,193	23,724
Granted	5,278	7,359
Payments	(6,202)	(9,153)
Cancelled/Forfeited	(262)	(1,964)

Outstanding December 31, 2014	15,007	19,966
Granted	4,958	7,044
Payments	(5,911)	(6,732)
Cancelled/Forfeited	(151)	(3,075)

Outstanding December 31, 2015	13,903	17,203

As of December 31, 2015, unrecognized compensation expense related to the unvested portion of Verizon’s RSUs and PSUs was approximately $0.3 billion and is expected to be recognized over approximately two years.

The RSUs granted in 2015 and 2014 have weighted-average grant date fair values of $48.15 and $47.23 per unit, respectively. During 2015, 2014 and 2013, we paid $0.4 billion, $0.6 billion and $1.1 billion, respectively, to settle RSUs and PSUs classified as liability awards.

Verizon Wireless’ Long-Term Incentive Plan

The Verizon Wireless Long-Term Incentive Plan (the Wireless Plan) provided compensation opportunities to eligible employees of Verizon Wireless (the Partnership). Under the Wireless Plan, Value Appreciation Rights (VARs) were granted to eligible employees. We have not granted new VARs since 2004. As of December 31, 2015, there are no VARs that remain outstanding.

Stock-Based Compensation Expense

After-tax compensation expense for stock-based compensation related to RSUs, PSUs and VARs described above included in Net income attributable to Verizon was $0.3 billion, $0.3 billion and $0.4 billion for 2015, 2014 and 2013, respectively.

Stock Options

The Plan provides for grants of stock options to participants at an option price per share of no less than 100% of the fair market value of Verizon common stock on the date of grant. Each grant has a 10-year life, vesting equally over a three-year period, starting at the date of the grant. We have not granted new stock options since 2004. As of December 31, 2015, there are no stock options that remain outstanding.